Share based compensation - Option activities (Details) ¥ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Aug. 31, 2021 shares	Jul. 31, 2023 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Weighted Average Grant Date Fair Value per Share
Weighted Average Remaining Contractual Life				7 years 10 months 28 days	8 years 7 months 20 days	9 years 7 months 20 days
Weighted average remaining contractual life vested and expected to vest				7 years 10 months 28 days
Weighted average remaining contractual life, Exercisable				7 years 7 months 20 days
Aggregate Intrinsic Value | ¥					¥ 16,667	¥ 21,945	¥ 7,909
Aggregate intrinsic value vested and expected to vest | ¥							7,909
Aggregate intrinsic value, Exercisable | ¥							¥ 3,448
RSUs
Weighted Average Grant Date Fair Value per Share
Forfeited weighted average grant date fair value				$ 0.8737	¥ 0.7401	¥ 0.6266
Vesting of share options
Share Options
Beining balance of share options | shares				4,272,912	4,780,598	0
Granted | shares	809,416	5,055,208	832,236	809,416		5,009,222
Exercised | shares				(76,454)	(55,960)
Cancelled | shares				(7,585)
Forfeited | shares				(355,012)	(451,726)	(228,624)
Ending balance of share options | shares	4,643,277			4,643,277	4,272,912	4,780,598
Vested and expected to vest, share options | shares							4,643,277
Exercisable | shares							2,024,660
Weighted Average Grant Date Fair Value per Share
Beining balance of outstanding				$ 1.4350	¥ 1.4350	¥ 0
Granted				0.5247		1.4350
Exercised				1.4350	1.4350
Cancelled				1.4350
Forfeited				1.2410	1.4350	1.4350
Ending balance of outstanding	$ 1.2911			1.2911	¥ 1.4350	¥ 1.4350
Vested and expected to vest, weighted average grant date fair value	1.2911			1.2911
Exercisable, weighted average grant date fair value	$ 1.4350			$ 1.4350